ACCRUED CONSULTING FEES (Details - Consulting fees activity) - USD ($)	9 Months Ended	12 Months Ended
	Feb. 28, 2023	May 31, 2022
Payables and Accruals [Abstract]
Beginning of Accrued Professional Fees, Current	$ 926,217	$ 832,967
Professional and Contract Services Expense	180,000	120,000
Payments to consultants	(14,700)	(26,750)
Ending of Accrued Professional Fees, Current	$ 1,091,517	$ 926,217